Loans and Allowance for Loan Losses, Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 7,160	$ 6,272
Provision for loan losses	(419)	2,980
Loans charged off	(1,481)	(3,033)
Recoveries	1,223	941
Ending balance	6,483	7,160
Residential Real Estate [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	1,480	1,250
Provision for loan losses	(615)	413
Loans charged off	(84)	(340)
Recoveries	199	157
Ending balance	980	1,480
Commercial Real Estate [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,431	1,928
Provision for loan losses	(61)	946
Loans charged off	(115)	(559)
Recoveries	293	116
Ending balance	2,548	2,431
Commercial and Industrial [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	1,776	1,447
Provision for loan losses	(258)	443
Loans charged off	(120)	(185)
Recoveries	173	71
Ending balance	1,571	1,776
Consumer [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	1,473	1,647
Provision for loan losses	515	1,178
Loans charged off	(1,162)	(1,949)
Recoveries	558	597
Ending balance	$ 1,384	$ 1,473